Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 4,530	$ 3,699	$ 1,839
Future amortization expense next twelve months	4,068
Future amortization expense year two	2,684
Future amortization expense year three	1,774
Future amortization expense year four	789
Future amortization expense year five	345
Future amortization expense thereafter	$ 357